UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2007

Check here if Amendment [ ];  Amendment Number:_______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Caisse Nationale des Caisses d'Epargne
Address:        5, rue Masseran
                75007 Paris, France


Form 13F File Number:  28-12500

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Francois Chauveau
Title:          Group Finance Director
Phone:          01133158404127

Signature, Place, and Date of Signing:

    /s/ Francois Chauveau         Paris, France               August 14,2007
         [Signature]              [City, State]                   [Date]

Report Type (Check only one.):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE; (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

Form 13F File Number          Name
28-5788                       IXIS Asset Management Advisors, L.P.
28-12482                      Natixis
28-10092                      Natixis Asset Management